Profit before taxation - Summary of Depreciation and Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	$ 74	$ 84	$ 89
General and administrative expenses
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	15	15	14
Direct and marketing expenses
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	$ 59	$ 69	$ 75